Annual Total Returns - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	14.60%
Annual Return 2015	6.28%
Annual Return 2016	1.59%
Annual Return 2017	36.06%
Annual Return 2018	1.07%
Annual Return 2019	33.44%
Annual Return 2020	62.23%
Annual Return 2021	22.71%
Annual Return 2022	(38.46%)
Annual Return 2023	55.60%